Note 8 - Commitments and Contingencies (Details Textual) - USD ($)		12 Months Ended
	Dec. 22, 2011	Dec. 31, 2023	Apr. 01, 2023	Dec. 31, 2022
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		128
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 12.39
License Agreement, Milestone Payments Achievement				$ 90,000
Sponsored Research Agreement with The Johns Hopkins University [Member]
Other Commitment			$ 600,000
Research Expense, Remaining Balance		$ 375,000
University Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights				4
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 6,720
Licensing Agreement with University of Florida Research Foundation [Member]
Royalty Term (Year)	10 years
Annual License Maintenance Fee	$ 10,000
Licensing Agreement with University of Florida Research Foundation [Member] | Minimum [Member]
Royalty Fee Percentage of Net Sales	2.50%
Licensing Agreement with University of Florida Research Foundation [Member] | Maximum [Member]
Royalty Fee Percentage of Net Sales	5.00%